Note 13 - Commitments, Contingencies and Pledged Assets (Details Textual) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 8.1	$ 20.9
Cash pledged against off-balance sheet liabilities	$ 6.0	$ 9.1